KEELEY Gabelli Mid Cap Dividend Value Fund
Schedule of Investments—December 31, 2025 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS — 100 .0%
Automotive: Parts and Accessories — 3 .5%
25,264 Allison Transmission Holdings Inc. ................. $ 2,473,346
14,262 Autoliv Inc. ......................................................... 1,692,899
4,166,245
Broadcasting — 1 .6%
9,542 Nexstar Media Group Inc. ................................ 1,937,503
Building and Construction — 6 .8%
25,575 Amrize Ltd. † ...................................................... 1,383,096
9,560 Everus Construction Group Inc. † ..................... 817,954
22,599 Fortune Brands Innovations Inc. ...................... 1,130,402
26,974 KB Home ............................................................ 1,521,603
21,339 Knife River Corp. † ............................................. 1,501,199
6,192 Vulcan Materials Co. ......................................... 1,766,082
8,120,336
Business Services — 4 .6%
17,047 Lamar Advertising Co. , Cl. A, REIT ................. 2,157,809
14,748 Omnicom Group Inc. ......................................... 1,190,901
58,311 STAG Industrial Inc. , REIT ............................... 2,143,513
5,492,223
Computer Software and Services — 3 .8%
104,955 Gen Digital Inc. .................................................. 2,853,726
11,116 TD SYNNEX Corp. ............................................ 1,669,957
4,523,683
Consumer Products — 3 .6%
29,431 Brunswick Corp. ................................................ 2,184,957
25,191 Hasbro Inc. ......................................................... 2,065,662
4,250,619
Consumer Services — 1 .1%
21,327 Equity LifeStyle Properties Inc. , REIT .............. 1,292,629
Diversified Industrial — 9 .3%
13,570 Cabot Corp. ........................................................ 899,420
8,860 Crane Co. ............................................................ 1,634,050
26,100 Crane NXT Co. ................................................... 1,228,527
11,669 ITT Inc. ............................................................... 2,024,688
12,299 Jabil Inc. .............................................................. 2,804,418
24,493 nVent Electric plc ............................................... 2,497,551
11,088,654
Electronics — 3 .0%
4,830 Agilent Technologies Inc. .................................. 657,218
15,250 Dolby Laboratories Inc. , Cl. A .......................... 979,355
21,772 Ralliant Corp. ..................................................... 1,108,412
13,795 Skyworks Solutions Inc. .................................... 874,741
3,619,726
Energy and Utilities — 20 .5%
23,108 Black Hills Corp. ................................................ 1,604,157
8,995 Diamondback Energy Inc. ................................. 1,352,218
23,661 Evergy Inc. ......................................................... 1,715,186
32,166 Exelon Corp. ....................................................... 1,402,116
18,201 Expand Energy Corp. ........................................ 2,008,662
42,540 Fluor Corp. † ....................................................... 1,685,860
2,677 GE Vernova Inc. ................................................. 1,749,607
64,383 MDU Resources Group Inc. .............................. 1,256,756
80,625 NOV Inc. ............................................................. 1,260,169
15,873 NRG Energy Inc. ................................................ 2,527,617
24,354 Southwest Gas Holdings Inc. ............................ 1,948,807
35,168 TechnipFMC plc ................................................. 1,567,086
79,064 UGI Corp. ........................................................... 2,959,366
Shares
Market
Value
9,107 Valero Energy Corp. .......................................... $ 1,482,529
24,520,136
Environmental Services — 1 .1%
13,253 Veralto Corp. ...................................................... 1,322,384
Equipment and Supplies — 1 .2%
17,642 The Timken Co. .................................................. 1,484,221
Financial Services — 16 .3%
2,922 Ameriprise Financial Inc. .................................. 1,432,773
2,966 Arthur J. Gallagher & Co. ................................. 767,571
41,898 Columbia Banking System Inc. ......................... 1,171,049
23,454 Comerica Inc. ..................................................... 2,038,856
49,529 Equitable Holdings Inc. ..................................... 2,360,057
17,690 Popular Inc. ........................................................ 2,202,759
24,738 Prosperity Bancshares Inc. ................................ 1,709,643
5,138 Reinsurance Group of America Inc. ................. 1,045,377
21,306 SouthState Bank Corp. ...................................... 2,005,108
29,894 Synovus Financial Corp. ................................... 1,496,195
46,924 Virtu Financial Inc. , Cl. A .................................. 1,563,508
22,946 Voya Financial Inc. ............................................ 1,709,248
19,502,144
Food and Beverage — 2 .9%
122,906 Amcor plc ........................................................... 1,025,036
19,869 Lamb Weston Holdings Inc. ............................. 832,312
33,864 Molson Coors Beverage Co. , Cl. B .................... 1,580,772
3,438,120
Health Care — 7 .2%
4,271 Chemed Corp. .................................................... 1,827,390
18,885 Encompass Health Corp. .................................. 2,004,454
69,540 Perrigo Co. plc ................................................... 967,997
11,522 The Ensign Group Inc. ...................................... 2,007,132
8,123 Universal Health Services Inc. , Cl. B ................ 1,770,977
8,577,950
Hotels and Gaming — 2 .0%
47,823 VICI Properties Inc. , REIT ................................. 1,344,783
13,750 Wyndham Hotels & Resorts Inc. ...................... 1,038,950
2,383,733
Machinery — 3 .5%
18,957 Oshkosh Corp. ................................................... 2,381,568
12,347 Regal Rexnord Corp. ......................................... 1,732,531
4,114,099
Metals and Mining — 1 .8%
10,460 Franco-Nevada Corp. ........................................ 2,168,149
Retail — 3 .1%
40,824 Bath & Body Works Inc. .................................... 819,746
66,355 Brixmor Property Group Inc. , REIT ................. 1,739,828
16,246 PVH Corp. .......................................................... 1,088,807
3,648,381
Semiconductors — 0 .3%
4,188 Qnity Electronics Inc. ........................................ 341,950
Specialty Chemicals — 2 .8%
8,376 DuPont de Nemours Inc. .................................. 336,715
26,313 Olin Corp. ........................................................... 548,100
14,152 RPM International Inc. ...................................... 1,471,808

KEELEY Gabelli Mid Cap Dividend Value Fund
Schedule of Investments (Continued)—December 31, 2025 (Unaudited)
2
__________
Shares
Market
Value
COMMON STOCKS (Continued)
Specialty Chemicals (Continued)
20,700 Solstice Advanced Materials Inc. † .................... $ 1,005,606
3,362,229
TOTAL COMMON STOCKS ......................... 119,355,114
TOTAL INVESTMENTS — 100.0%
(Cost $ 76,942,351 ) ........................................... $ 119,355,114
† Non-income producing security.
REIT Real Estate Investment Trust